UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number    811-09425
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                    Advantage Advisers Whistler Fund, L.L.C.
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               (Exact name of registrant as specified in charter)


                           200 Park Avenue, 24th Floor
                               New York, NY 10166
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               (Address of principal executive offices) (Zip code)


                               Kenneth S. Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
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                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 212-667-4225
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                        Date of fiscal year end: March 31
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                   Date of reporting period: December 31, 2006
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SCHEDULE OF INVESTMENTS (UNAUDITED)
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                                                      % OF                                            DECEMBER 31,
                                                    MEMBERS'                                              2006
INVESTMENT FUND                                     CAPITAL                   COST (a)               FAIR VALUE (b)
-------------------------------------------       -------------            ---------------          -----------------
Aristeia Partners, L.P.                                   3.54%              $  2,250,000              $  4,455,676
Artis Technology Qualified 2X, L.P.                       8.99                  5,750,000                11,313,047
Camulos Partners LP                                       7.95                  7,800,000                10,003,102
Castlerigg Partners, L.P.                                 6.14                  6,000,000                 7,734,137
Cipher Composite Fund Limited Partnership                 2.25                  1,750,000                 2,828,857
Citadel Wellington LLC                                    6.46                  1,500,000                 8,135,519
DKR SoundShore Oasis Fund L.P.                            6.48                  8,000,000                 8,157,606
Duration Capital, L.P.                                    1.05                  1,250,000                 1,317,787
Eos Partners, L.P.                                        4.39                  1,625,000                 5,524,464
Harbinger Capital Partners Fund I, L.P.                   6.64                  4,300,000                 8,360,925
Kingdon Associates                                        3.96                  3,476,885                 4,984,272
Millgate Partners, L.P.                                   5.49                  2,700,000                 6,907,027
North Sound Legacy Institutional Fund LLC                 1.53                    374,484                 1,932,110
Owl Creek II, L.P.                                        8.50                  8,600,000                10,701,535
QVT Associates L.P.                                       8.52                 10,000,000                10,721,601
Searock Capital Partners, (QP) L.P.                       0.82                  1,000,000                 1,036,412
TCS Capital II, L.P.                                      5.12                  2,500,000                 6,446,383
Zais Opportunity Domestic Feeder Fund, L.P.               1.61                  2,000,000                 2,027,737
                                                  -------------            ---------------          ---------------
TOTAL                                                    89.44%               $70,876,369              $112,588,197
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OTHER ASSETS, LESS LIABILITIES*                          10.56%                                          13,286,873
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MEMBERS' CAPITAL - NET ASSETS                           100.00%                                        $125,875,070
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(a) At March 31, 2006, the cost of investments for Federal income tax purposes was estimated at $87,200,303. For Federal income tax purposes, at March 31, 2006, accumulated unrealized appreciation on investments was $30,913,083, consisting entirely of gross unrealized appreciation.

(b) The Company's investments in investment funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each investment fund. All valuations utilize financial information supplied by each investment fund and are net of management and performance incentive fees or allocations payable to the investment funds' managers as required by the investment funds' agreements. The underlying investments of each investment fund are accounted for at fair value as described in each investment fund's financial statements. Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the investment funds as a return of capital.

* Includes $4,820,038 invested in a PNC Bank Money Market Account, which is 3.83% of net assets.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantage Advisers Whistler Fund, L.L.C.
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By (Signature and Title)*  /s/ Bryan McKigney
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                          Bryan McKigney, Chief Executive Officer
                          (principal executive officer)

Date     February 15, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Bryan McKigney
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                          Bryan McKigney, Chief Executive Officer
                          (principal executive officer)

Date     February 15, 2007
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By (Signature and Title)*  /s/ Vineet Bhalla
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                          Vineet Bhalla, Principal Financial Officer
                          (principal financial officer)

Date     February 15, 2007
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* Print the name and title of each signing officer under his or her signature.